PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 501	$ 472
Accumulated depreciation	408	376
Property and equipent, net	93	96
Depreciation expenses	32	28	47
Intangible assets, fully depreciated	72
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	274	254
Accumulated depreciation	253	246
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	198	194
Accumulated depreciation	143	128
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	29	24
Accumulated depreciation	$ 12	$ 2